FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Gross carrying amount	$ 69,231
Loss allowance	1,680
Net carrying amount	$ 67,551
Trade receivables [member]
Internal Credit rating		[1]
12-month or lifetime ECL	Lifetime ECL (Simplified approach)
Gross carrying amount	$ 12,034
Loss allowance	0
Net carrying amount	$ 12,034
Contract assets [member]
Internal Credit rating		[1]
Gross carrying amount	$ 1,959
Loss allowance	0
Net carrying amount	$ 1,959
Other Receivables [Member]
Internal Credit rating	Performing
12-month or lifetime ECL	12-month ECL
Gross carrying amount	$ 16,239
Loss allowance	0
Net carrying amount	$ 16,239
Due From Related parties Member [Member]
Internal Credit rating	Performing
12-month or lifetime ECL	12-month ECL
Gross carrying amount	$ 13,516
Loss allowance	0
Net carrying amount	$ 13,516
Loans to Joint Venture [Member]
Internal Credit rating	Doubtful
12-month or lifetime ECL	Lifetime ECL
Gross carrying amount	$ 25,483
Loss allowance	1,680
Net carrying amount	$ 23,803

[1]	For trade receivables and contract assets, the Group has applied the simplified approach in IFRS 9 to measure the loss allowance at lifetime ECL. The Group determines the expected credit losses on these items by using a provision matrix, estimated based on historical credit loss experience based on the past due status of the debtors, adjusted as appropriate to reflect current conditions and estimates of future economic conditions. Accordingly, the credit risk profile of these assets is presented based on their past due status in terms of the provision matrix.